Earnings Per Share and Stockholders’ Equity (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share And Stockholders Equity
Schedule of preferred shares outstanding

Preferred Series	Shares as of September 30, 2024	Shares as converted, as of September 30, 2024	Shares as of December 31, 2023	Shares, as converted, as of December 31, 2023
Series A	4,250	4,250,000	–	–
Series B	50	250,000	190	950,000
Series C	210	630,000	–	–